Equity	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Equity
(19) Equity
(a) Management of Capital
Honda makes investments in capital and research and development to improve corporate value through growth on a global basis. In order to meet these funding needs, Honda makes capital management through consideration of the balance between financing liabilities and equity.
Financing liabilities and equity of Honda as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Financing liabilities	¥7,331,120	¥7,469,686
Equity	8,565,790	8,286,023
(b) Common Stock
The Company’s total number of shares authorized and issued for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Shares
	2018	2019	2020
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year	—	—	—
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430
All of the issued shares as of March 31, 2018, 2019 and 2020 have been paid in full.
(c) Capital Surplus and Retained Earnings
Capital surplus consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders. Certain foreign consolidated subsidiaries are also required to appropriate their earnings under the laws of respective countries.
(d) Treasury Stock
The total number of the Company’s treasury stock held by Honda as of March 31, 2018, 2019 and 2020 is as follows:

	Shares
	2018	2019	2020
Common shares	33,150,615	51,867,045	84,818,644
Under the Companies Act of Japan, the number of shares and total value of treasury stock acquisition may be determined, upon approval of the General Meeting of Shareholders, within the amount available for distribution. Furthermore, treasury stock may be acquired through market transactions or tender offers in accordance with the articles of incorporation within the conditions set forth in the Companies Act, upon approval of the Board of Directors.
(e) Other Components of Equity
The changes in other components of equity for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2017	¥—	¥85,947	¥265,459	¥351,406

Adjustment during the year	¥12,125	¥20,655	¥(192,572)	¥(159,792)
Reclassification to retained earnings	(12,125)	(1,197)	—	(13,322)

Balance as of March 31, 2018	¥—	¥105,405	¥72,887	¥178,292

Effect of changes in accounting policy	¥—	¥(208)	¥—	¥(208)
Effect of hyperinflation	—	—	14,896	14,896

Adjusted balance as of April 1, 2018	¥—	¥105,197	¥87,783	¥192,980

Adjustment during the year	¥(23,383)	¥(26,696)	¥77,372	¥27,293
Reclassification to retained earnings	23,383	(29,273)	—	(5,890)

Balance as of March 31, 2019	¥—	¥49,228	¥165,155	¥214,383

Adjustment during the year	¥(102,230)	¥(24,559)	¥(304,670)	¥(431,459)
Reclassification to retained earnings	102,230	207	—	102,437

Balance as of March 31, 2020	¥—	¥24,876	¥(139,515)	¥(114,639)

(f) Other Comprehensive Income
Each component of other comprehensive income and related tax effect including non-controlling
interests for the years ended March 31, 2018, 2019 and 2020 are as follows:
For the year ended March 31, 2018

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥47,383	¥(34,039)	¥13,344

Net changes	47,383	(34,039)	13,344

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	20,020	(732)	19,288

Net changes	20,020	(732)	19,288

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	1,729	(41)	1,688

Net changes	1,729	(41)	1,688

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	—	—	—
Reclassification to profit or loss	—	—	—

Net changes	—	—	—

Exchange differences on translating foreign operations:
Amount incurred during the year	(204,372)	(4)	(204,376)
Reclassification to profit or loss	188	4	192

Net changes	(204,184)	—	(204,184)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	12,266	(521)	11,745
Reclassification to profit or loss	(1,155)	30	(1,125)

Net changes	11,111	(491)	10,620

Total other comprehensive income	¥(123,941)	¥(35,303)	¥(159,244)

For the year ended March 31, 2019

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(25,538)	¥1,793	¥(23,745)

Net changes	(25,538)	1,793	(23,745)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(34,898)	10,852	(24,046)

Net changes	(34,898)	10,852	(24,046)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(3,029)	192	(2,837)

Net changes	(3,029)	192	(2,837)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	378	(55)	323
Reclassification to profit or loss	(88)	(7)	(95)

Net changes	290	(62)	228

Exchange differences on translating foreign operations:
Amount incurred during the year	97,122	(443)	96,679
Reclassification to profit or loss	(1,554)	443	(1,111)

Net changes	95,568	—	95,568

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(19,793)	946	(18,847)
Reclassification to profit or loss	—	—	—

Net changes	(19,793)	946	(18,847)

Total other comprehensive income	¥12,600	¥13,721	¥26,321

For the year ended March 31, 2020

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(132,188)	¥29,205	¥(102,983)

Net changes	(132,188)	29,205	(102,983)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(33,565)	10,204	(23,361)

Net changes	(33,565)	10,204	(23,361)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(1,735)	185	(1,550)

Net changes	(1,735)	185	(1,550)

Items that may be reclassified subsequently to profit or loss:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	356	(47)	309
Reclassification to profit or loss	(31)	1	(30)

Net changes	325	(46)	279

Exchange differences on translating foreign operations:
Amount incurred during the year	(292,590)	(176)	(292,766)
Reclassification to profit or loss	(611)	176	(435)

Net changes	(293,201)	—	(293,201)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(31,054)	661	(30,393)
Reclassification to profit or loss	—	—	—

Net changes	(31,054)	661	(30,393)

Total other comprehensive income	¥(491,418)	¥40,209	¥(451,209)

The components of other comprehensive income included in
non-controlling
interests for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	¥1,534	¥(338)	¥(753)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	6	17	(73)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(992)	(651)	(18,924)

Total	¥548	¥(972)	¥(19,750)

(g) Dividends from Retained Earnings
The Company distributes retained earnings within the available amount calculated in accordance with the Companies Act of Japan. The amount of retained earnings available for distribution is calculated based on the amount of retained earnings recorded in the Company’s non-consolidated
accounting records prepared in accordance with accounting principles generally accepted in Japan.

The amounts recognized as dividends of retained earnings for the years ended March 31, 2018, 2019 and 2020 are as follows:
1) Dividend payout
For the year ended March 31, 2018

Resolution	The Ordinary General Meeting of Shareholders on June 15, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	March 31, 2017
Effective date	June 16, 2017

Resolution	The Board of Directors Meeting on August 1, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	June 30, 2017
Effective date	August 25, 2017

Resolution	The Board of Directors Meeting on November 1, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	September 30, 2017
Effective date	November 29, 2017

Resolution	The Board of Directors Meeting on February 2, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	44,456
Dividend per share (yen)	25.00
Record date	December 31, 2017
Effective date	February 28, 2018

For the year ended March 31, 2019

Resolution	The Board of Directors Meeting on April 27, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,013
Dividend per share (yen)	27.00
Record date	March 31, 2018
Effective date	May 30, 2018

Resolution	The Board of Directors Meeting on July 31, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	47,682
Dividend per share (yen)	27.00
Record date	June 30, 2018
Effective date	August 28, 2018

Resolution	The Board of Directors Meeting on October 30, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	September 30, 2018
Effective date	November 28, 2018

Resolution	The Board of Directors Meeting on February 1, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	December 31, 2018
Effective date	February 28, 2019

For the year ended March 31, 2020

Resolution	The Board of Directors Meeting on May 8, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	March 31, 2019
Effective date	June 3, 2019

Resolution	The Board of Directors Meeting on August 2, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	June 30, 2019
Effective date	August 30, 2019

Resolution	The Board of Directors Meeting on November 8, 2019
Type of shares	Common shares
Total amount of dividends (millions of yen)	49,287
Dividend per share (yen)	28.00
Record date	September 30, 2019
Effective date	November 29, 2019

Resolution	The Board of Directors Meeting on February 7, 2020
Type of shares	Common shares
Total amount of dividends (millions of yen)	48,932
Dividend per share (yen)	28.00
Record date	December 31, 2019
Effective date	March 4, 2020
2) Dividends payable of which record date was in the year ended March 31, 2020, effective after the period

Resolution	The Board of Directors Meeting on May 12, 2020
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	48,363
Dividend per share (yen)	28.00
Record date	March 31, 2020
Effective date	June 3, 2020